EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2019
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

14.  EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. Such employee benefits, which were expensed as incurred, amounted to approximately RMB12,707,  RMB12,682 and RMB11,770  (US$1,691) for the years ended December 31, 2017, 2018 and 2019, respectively.